Hedging Derivatives - Hedging instruments (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 318,807
Carrying amount - Assets	8,607
Carrying amount - Liabilities	(6,363)
Change in fair value used for calculating hedge ineffectiveness	67
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	178,719
Carrying amount - Assets	3,451
Carrying amount - Liabilities	(5,114)
Change in fair value used for calculating hedge ineffectiveness	96
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	163,241
Carrying amount - Assets	2,648
Carrying amount - Liabilities	(4,616)
Change in fair value used for calculating hedge ineffectiveness	56
Fair value hedges | Interest rate risk | Equity Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	109
Carrying amount - Liabilities	(2)
Fair value hedges | Interest rate risk | Future Interest Rate Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	7,702
Change in fair value used for calculating hedge ineffectiveness	(126)
Fair value hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	129,217
Carrying amount - Assets	2,345
Carrying amount - Liabilities	(4,168)
Change in fair value used for calculating hedge ineffectiveness	321
Fair value hedges | Interest rate risk | Call Money Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	19,579
Carrying amount - Assets	170
Carrying amount - Liabilities	(250)
Change in fair value used for calculating hedge ineffectiveness	(32)
Fair value hedges | Interest rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	4,957
Carrying amount - Assets	121
Carrying amount - Liabilities	(45)
Change in fair value used for calculating hedge ineffectiveness	(17)
Fair value hedges | Interest rate risk | Inflation Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used for calculating hedge ineffectiveness	9
Fair value hedges | Interest rate risk | Swaption Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	51
Carrying amount - Assets	6
Carrying amount - Liabilities	(6)
Fair value hedges | Interest rate risk | Collar Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	15
Carrying amount - Assets	1
Fair value hedges | Interest rate risk | Floor Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	1,611
Carrying amount - Assets	5
Carrying amount - Liabilities	(145)
Change in fair value used for calculating hedge ineffectiveness	(99)
Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	3,019
Carrying amount - Assets	11
Carrying amount - Liabilities	(1)
Change in fair value used for calculating hedge ineffectiveness	3
Fair value hedges | Exchange rate risk | Foreign Exchange Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	3,019
Carrying amount - Assets	11
Carrying amount - Liabilities	(1)
Change in fair value used for calculating hedge ineffectiveness	3
Fair value hedges | Interest Rate And Exchange Rate Risk [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	12,237
Carrying amount - Assets	792
Carrying amount - Liabilities	(493)
Change in fair value used for calculating hedge ineffectiveness	42
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	3,022
Carrying amount - Assets	143
Carrying amount - Liabilities	(20)
Change in fair value used for calculating hedge ineffectiveness	(15)
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Call Money Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	20
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	9,195
Carrying amount - Assets	649
Carrying amount - Liabilities	(473)
Change in fair value used for calculating hedge ineffectiveness	57
Fair value hedges | Inflation Risk [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	168
Carrying amount - Liabilities	(4)
Change in fair value used for calculating hedge ineffectiveness	(5)
Fair value hedges | Inflation Risk [Member] | Call Money Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	64
Carrying amount - Liabilities	(3)
Change in fair value used for calculating hedge ineffectiveness	(3)
Fair value hedges | Inflation Risk [Member] | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	104
Carrying amount - Liabilities	(1)
Change in fair value used for calculating hedge ineffectiveness	(2)
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Notional amount	54
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	118,400
Carrying amount - Assets	4,865
Carrying amount - Liabilities	(976)
Change in fair value used for calculating hedge ineffectiveness	(28)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	38,229
Carrying amount - Assets	307
Carrying amount - Liabilities	(229)
Change in fair value used for calculating hedge ineffectiveness	203
Cash flow hedges | Interest rate risk | Future Interest Rate Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	127
Change in fair value used for calculating hedge ineffectiveness	29
Cash flow hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	33,956
Carrying amount - Assets	240
Carrying amount - Liabilities	(202)
Change in fair value used for calculating hedge ineffectiveness	159
Cash flow hedges | Interest rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	2,350
Carrying amount - Assets	57
Carrying amount - Liabilities	(26)
Change in fair value used for calculating hedge ineffectiveness	11
Cash flow hedges | Interest rate risk | Floor Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	1,747
Carrying amount - Assets	10
Change in fair value used for calculating hedge ineffectiveness	5
Cash flow hedges | Interest rate risk | Foreign Exchange Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	49
Carrying amount - Liabilities	(1)
Change in fair value used for calculating hedge ineffectiveness	(1)
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	38,457
Carrying amount - Assets	971
Carrying amount - Liabilities	(568)
Change in fair value used for calculating hedge ineffectiveness	(878)
Cash flow hedges | Exchange rate risk | Future Interest Rate Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	4,946
Change in fair value used for calculating hedge ineffectiveness	(12)
Cash flow hedges | Exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	1,055
Carrying amount - Assets	10
Carrying amount - Liabilities	(5)
Change in fair value used for calculating hedge ineffectiveness	8
Cash flow hedges | Exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	23,904
Carrying amount - Assets	775
Carrying amount - Liabilities	(548)
Change in fair value used for calculating hedge ineffectiveness	(142)
Cash flow hedges | Exchange rate risk | Floor Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	314
Cash flow hedges | Exchange rate risk | Foreign Exchange Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	3,283
Carrying amount - Assets	186
Carrying amount - Liabilities	(15)
Change in fair value used for calculating hedge ineffectiveness	(36)
Cash flow hedges | Exchange rate risk | Foreign Exchange Future and C/V Term FV Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	4,955
Change in fair value used for calculating hedge ineffectiveness	(697)
Cash flow hedges | Exchange rate risk | Deposits Contracts [Member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used for calculating hedge ineffectiveness	1
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	34,383
Carrying amount - Assets	3,542
Carrying amount - Liabilities	(124)
Change in fair value used for calculating hedge ineffectiveness	665
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member] | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	12,572
Carrying amount - Assets	20
Carrying amount - Liabilities	(97)
Change in fair value used for calculating hedge ineffectiveness	(7)
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member] | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	21,811
Carrying amount - Assets	3,522
Carrying amount - Liabilities	(27)
Change in fair value used for calculating hedge ineffectiveness	672
Cash flow hedges | Inflation Risk [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	6,318
Carrying amount - Assets	45
Carrying amount - Liabilities	(30)
Change in fair value used for calculating hedge ineffectiveness	11
Cash flow hedges | Inflation Risk [Member] | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	5,904
Carrying amount - Assets	45
Carrying amount - Liabilities	(21)
Change in fair value used for calculating hedge ineffectiveness	12
Cash flow hedges | Inflation Risk [Member] | Foreign Exchange Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	414
Carrying amount - Liabilities	(9)
Change in fair value used for calculating hedge ineffectiveness	(1)
Cash flow hedges | Market value of equity
Disclosure of detailed information about hedged items [line items]
Notional amount	77
Carrying amount - Liabilities	(4)
Change in fair value used for calculating hedge ineffectiveness	(8)
Cash flow hedges | Market value of equity | Option contract [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	77
Carrying amount - Liabilities	(4)
Change in fair value used for calculating hedge ineffectiveness	(8)
Cash flow hedges | Other Risk [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	936
Carrying amount - Liabilities	(21)
Change in fair value used for calculating hedge ineffectiveness	(21)
Cash flow hedges | Other Risk [Member] | Foreign Exchange Future And C/V Term RF [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	936
Carrying amount - Liabilities	(21)
Change in fair value used for calculating hedge ineffectiveness	(21)
Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	21,688
Carrying amount - Assets	291
Carrying amount - Liabilities	(273)
Change in fair value used for calculating hedge ineffectiveness	(1)
Hedges of net investment in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	21,688
Carrying amount - Assets	291
Carrying amount - Liabilities	(273)
Change in fair value used for calculating hedge ineffectiveness	(1)
Hedges of net investment in foreign operations | Exchange rate risk | Foreign Exchange Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	21,688
Carrying amount - Assets	291
Carrying amount - Liabilities	(273)
Change in fair value used for calculating hedge ineffectiveness	€ (1)